Crypto Assets	12 Months Ended
Dec. 31, 2025
Crypto Assets, at Fair Value [Abstract]
CRYPTO ASSETS

NOTE 4 – CRYPTO ASSETS

Crypto Assets, at Fair Value

The following table sets forth the units held, cost basis, and fair value of crypto assets held, as shown on the consolidated balance sheet as of December 31, 2025:

Name	Classification	Tokens Held	Cost Basis	Fair Value on December 31, 2025
BTC (Bitcoin)	Current	2.05492	$218,577	$179,824
USDC	Current	1,843.05	1,843	1,842
ETH (Ethereum)	Current	1.0769	4,343	3,195
SOL (Solana), including native staked SOL	Current	192.04422	34,918	23,907
RSC	Current	29,705.59900	12,664	3,355
XRP	Current	5,274.30474	14,080	9,694
Total			$286,425	$221,817

Cost basis is equal to the cost of the crypto assets or fund subscription plus transaction fees, if any, at the time of purchase or upon receipt, and staking income. Fair value represents the quoted (unadjusted) prices on coinmarketcap.com or the Coinbase exchange as of midnight UTC on the measurement date.

As of December 31, 2024, the Company did not hold any crypto assets.

The following table represents a reconciliation of crypto assets held at fair value:

For the Year Ended December 31, 2025

Fair Value, December 31, 2024	$-
Additions from crypto assets received from purchases made with cash	574,920
Deposits of crypto assets (USDC) into tokenized investment fund (T12 Fund)	(150,202)
Deposits of crypto assets into liquid staking activities	(138,500)
Receipt of crypto assets rewards from liquid staking activities	207
Unrealized loss	(64,608)
Fair Value, December 31, 2025	$221,817

Crypto Assets at Cost

The following table sets forth the units held, cost basis, and fair value of crypto assets held, as shown on the consolidated balance sheet as of December 31, 2025:

Name	Classification	Units Held	Original Cost Basis	Impairment	Adjusted Carrying Amount on December 31, 2025
LsETH (Staked Ethereum)	Current	20.38415	$78,340	$(17,860)	$60,480
mSOL (Marinade Solana)	Current	226.95034	60,160	(22,056)	38,104
Total			$138,500	$(39,916)	$98,584

Cost basis is equal to the cost of the crypto assets plus transaction fees, if any, at the time of purchase or upon receipt. Adjusted carrying amount represents the costs of the crypto asset less impairment recorded.

The following table represents a reconciliation of crypto assets held at cost:

For the Year Ended December 31, 2025

Cost Basis, December 31, 2024	$-
Receipt of crypto assets at cost upon deposits of crypto assets at fair value into liquid staking activities	138,500
Impairment loss	(39,916)
Adjusted Carrying Amount, December 31, 2025	$98,584

For the year ended December 31, 2025, the Company recorded an impairment loss of $39,916 related to its holdings of LsETH and mSOL in accordance with ASC 350-30, Intangibles—Goodwill and Other—General Intangibles Other Than Goodwill (See Note 2 - Crypto Assets). The impairment was recorded in the other income (expense) in the consolidated statements of operations. During the year ended December 31, 2025, the Company did not redeem any LsETH or mSOL and did not recognize any net gain or loss.